Selected Statements of Operations Data (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of property and equipment, net, by geographic areas
Property and equipment, net	$ 1,924	$ 1,516
Israel [Member]
Schedule of property and equipment, net, by geographic areas
Property and equipment, net	1,781	1,422
Other [Member]
Schedule of property and equipment, net, by geographic areas
Property and equipment, net	$ 143	$ 94